Commitments and Contingencies - Summary of Financing for All Ships (Details) - Ocean Ships	12 Months Ended
Dec. 31, 2025
Viking Mira
Disclosure of commitments and contingencies [line items]
Expected Delivery	2026
Viking Libra
Disclosure of commitments and contingencies [line items]
Expected Delivery	2026
Viking Astrea
Disclosure of commitments and contingencies [line items]
Expected Delivery	2027
Viking Lyra
Disclosure of commitments and contingencies [line items]
Expected Delivery	2028
Ship XVII
Disclosure of commitments and contingencies [line items]
Expected Delivery	2028
Ship XVIII
Disclosure of commitments and contingencies [line items]
Expected Delivery	2029
Ship XIX
Disclosure of commitments and contingencies [line items]
Expected Delivery	2029
Ship XX
Disclosure of commitments and contingencies [line items]
Expected Delivery	2030